Shareholder Report, Line Graph (Details) 9046791_Putnam International Stock ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 21, 2025	Mar. 31, 2026
Putnam International Stock ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam International Stock ETF (NAV)
Accumulated Value	$ 10,793	$ 10,445	$ 9,904	$ 9,884	$ 9,936	$ 10,000	$ 9,540
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex-U.S. Index-NR
Accumulated Value	11,461	10,913	10,297	9,997	10,000	10,000	$ 10,224
MSCI All Country World ex-US Growth Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex-US Growth Index-NR
Accumulated Value	$ 10,987	$ 10,568	$ 10,015	$ 9,820	$ 10,000	$ 10,000	$ 9,652